SEGMENT INFORMATION - Geographical information (Details) - USD ($)	12 Months Ended
	Jun. 30, 2020	Jun. 30, 2019	Jun. 30, 2018
SEGMENT INFORMATION
Revenues from contracts with customers	$ 172,350,699	$ 160,308,979	$ 133,491,118
Total non current assets	102,375,425	113,255,689	81,272,518
Property, plant and equipment	41,515,106	43,834,548	40,177,146
Intangible assets	35,333,464	39,616,426	26,657,345
Goodwill	25,526,855	29,804,715	14,438,027
Total non reportable assets	195,185,944	129,211,608	115,366,246
Total assets	297,561,369	242,467,297	196,638,764
Argentina
SEGMENT INFORMATION
Revenues from contracts with customers	130,918,908	124,011,642	106,077,922
Total non current assets	93,682,114	106,056,232	77,860,852
Austria
SEGMENT INFORMATION
Revenues from contracts with customers	1,085,908	899,045	470,849
Bolivia
SEGMENT INFORMATION
Revenues from contracts with customers	2,982,953	2,494,216	2,090,758
Total non current assets	15,588	27,487	39,857
Brazil
SEGMENT INFORMATION
Revenues from contracts with customers	21,188,655	17,338,608	9,450,496
Total non current assets	685,587	305,477	340,144
Lebanon
SEGMENT INFORMATION
Revenues from contracts with customers		(115,927)	376,862
United States of America
SEGMENT INFORMATION
Revenues from contracts with customers	1,515,185	2,562,376	1,395,438
Total non current assets	7,168,376	6,136,461	2,411,673
Italy
SEGMENT INFORMATION
Revenues from contracts with customers	188,604	132,206	10,879
Paraguay
SEGMENT INFORMATION
Revenues from contracts with customers	4,428,078	2,506,348	5,584,861
Total non current assets	714,011	722,914	605,491
United Kingdom
SEGMENT INFORMATION
Revenues from contracts with customers	123,844	137,044	387,859
South Africa
SEGMENT INFORMATION
Revenues from contracts with customers	1,927,333	3,019,474	3,711,852
Total non current assets	598	7,080	14,423
France
SEGMENT INFORMATION
Revenues from contracts with customers	911,140	711,522	270,878
Total non current assets	33,556
Canada
SEGMENT INFORMATION
Revenues from contracts with customers	319,681		3,553
Ukraine
SEGMENT INFORMATION
Revenues from contracts with customers	309,956	611,993	344,401
Colombia
SEGMENT INFORMATION
Total non current assets	22,313
Uruguay
SEGMENT INFORMATION
Revenues from contracts with customers	6,234,956	4,684,854	3,197,974
Total non current assets	53,282
India
SEGMENT INFORMATION
Total non current assets		38	78
Rest of the world
SEGMENT INFORMATION
Revenues from contracts with customers	$ 215,498	$ 1,315,578	$ 116,536